Federated International Leaders Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2010

1. Effective June 15, 2010, Federated International Leaders Fund will offer Institutional Shares in addition to Class A, Class B, and Class C Shares.

Accordingly, under the section entitled. “How is the Fund Sold?” please delete the first paragraph in its entirety and replace with the following:

“The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different expenses which affect their performance. The Institutional Class of Shares, which is offered by a separate prospectus, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.”

2.           The Board of Directors of Federated World Investment Series, Inc. recently approved a reduction in the Rule 12b-1 fee that may be charged by the Fund’s Class A Shares. Accordingly, please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace with the following:

What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., Class A Shares) of Federated funds.  More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 18.

[tbl:fees,6,,1]
Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
[ctag:t-lead9]Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fee	0.05%	0.75%	0.75%
Other Expenses	0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.92%	2.62%	2.62%
Fee Waivers and/or Expense Reimbursements1	0.27%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1	1.65%	2.40%	2.40%

1
Effective June 15, 2010, Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect an increase in waivers and/or expense reimbursements. Effective June 15, 2010, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses)  paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.49%, 2.24% and 2.24%, respectively, through the later of (the “Termination Date”):  (a) January 31, 2012; or (b) the date of the Fund’s next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares and Class C Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[tbl:expense,6,,1]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Expenses assuming redemption	$734	$1,120	$1,530	$2,670
Expenses assuming no redemption	$734	$1,120	$1,530	$2,670
Class B Shares:
Expenses assuming redemption	$815	$1,214	$1,590	$2,784
Expenses assuming no redemption	$265	$814	$1,390	$2,784
Class C Shares:
Expenses assuming redemption	$365	$814	$1,390	$2,954
Expenses assuming no redemption	$265	$814	$1,390	$2,954

3.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

RULE 12b-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to up to 0.05% for Class A Shares, 0.75% for Class B Shares and Class C Shares to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares, Class B Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of Class B Shares and Class C Shares, Federated and its subsidiaries make advance commission payments (effective March 1, 2010, for Class B Shares) to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads from the Class B Shares and Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

4.           Please delete the section entitled “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace with the following:

FEDERATED INTERNATIONAL LEADERS FUND - CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.92%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$734.23	$9,741.06
2	$9,741.06	$487.05	$10,228.11	$189.91	$10,041.08
3	$10,041.08	$502.05	$10,543.13	$195.76	$10,350.35
4	$10,350.35	$517.52	$10,867.87	$201.79	$10,669.14
5	$10,669.14	$533.46	$11,202.60	$208.00	$10,997.75
6	$10,997.75	$549.89	$11,547.64	$214.41	$11,336.48
7	$11,336.48	$566.82	$11,903.30	$221.01	$11,685.64
8	$11,685.64	$584.28	$12,269.92	$227.82	$12,045.56
9	$12,045.56	$602.28	$12,647.84	$234.84	$12,416.56
10	$12,416.56	$620.83	$13,037.39	$242.07	$12,798.99
Cumulative		$5,436.68		$2,669.84

FEDERATED INTERNATIONAL LEADERS FUND - CLASS B SHARES
ANNUAL EXPENSE RATIO: 2.62%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$265.12	$10,238.00
2	$10,238.00	$511.90	$10,749.90	$271.43	$10,481.66
3	$10,481.66	$524.08	$11,005.74	$277.89	$10,731.12
4	$10,731.12	$536.56	$11,267.68	$284.50	$10,986.52
5	$10,986.52	$549.33	$11,535.85	$291.27	$11,248.00
6	$11,248.00	$562.40	$11,810.40	$298.20	$11,515.70
7	$11,515.70	$575.79	$12,091.49	$305.30	$11,789.77
8	$11,789.77	$589.49	$12,379.26	$312.57	$12,070.37
Converts from Class B to Class A					Annual Expense Ratio: 1.92%
9	$12,070.37	$603.52	$12,673.89	$235.32	$12,442.14
10	$12,442.14	$622.11	$13,064.25	$242.57	$12,825.36
Cumulative		$5,575.18		$2,784.17

FEDERATED INTERNATIONAL LEADERS FUND - CLASS C SHARES
ANNUAL EXPENSE RATIO: 2.62%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns		Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00		$265.12	$10,238.00
2	$10,238.00	$511.90	$10,749.90		$271.43	$10,481.66
3	$10,481.66	$524.08	$11,005.74		$277.89	$10,731.12
4	$10,731.12	$536.56	$11,267.68		$284.50	$10,986.52
5	$10,986.52	$549.33	$11,535.85		$291.27	$11,248.00
6	$11,248.00	$562.40	$11,810.40		$298.20	$11,515.70
7	$11,515.70	$575.79	$12,091.49		$305.30	$11,789.77
8	$11,789.77	$589.49	$12,379.26		$312.57	$12,070.37
9	$12,070.37	$603.52	$12,673.89		$320.01	$12,357.64
10	$12,357.64	$617.88	$12,975.52		$327.62	$12,651.75
Cumulative		$5,570.95			$2,953.91

June 15, 2010
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Federated International Leaders Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

SCP product code (06/10)